Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10
Prospectus Date	rr_ProspectusDate	Dec. 27, 2017
Supplement [Text Block]	pipi101_SupplementTextBlock

Prudential Investment Portfolios, Inc. 10
PGIM QMA Mid-Cap Value Fund

Supplement dated June 22, 2018 to the Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2018, the Fund’s existing contractual cap on Fund expenses will be lowered and the management fee reduced. To reflect these changes, the Fund’s Summary Prospectus and Prospectus is hereby revised as follows, effective as of July 1, 2018:

1.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6(1)
Management fees	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
+ Distribution and service (12b-1) fees	0.30	1.00	1.00	0.75	None	0.25	None	None
+ Other expenses(2) Shareholder service fee Remainder of other expenses(2)	0.24 0.00 0.24	0.53 0.00 0.53	0.18 0.00 0.18	1.60 0.00 1.60	0.16 0.00 0.16	194.31 0.10(3) 194.21	194.42 0.10(3) 194.32	0.04 0.00 0.04
= Total annual Fund operating expenses	1.27	2.26	1.91	3.08	0.89	195.29	195.15	0.77
– Fee waiver and/or expense reimbursement	(0.14)	(0.31)	(0.03)	(1.63)	(0.03)	(194.06)	(194.17)	(0.04)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(4)(5)	1.13%	1.95%	1.88%	1.45%	0.86%	1.23%	0.98%	0.73%

(1) Formerly known as Class Q.

(2) Expense information in the table has been restated to reflect current fees.

(3) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.

(4) PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class B shares, 1.95% of average daily net assets for Class C shares, 1.45% of average daily net assets for Class R shares, 0.95% of average daily net assets for Class Z shares, 1.23% of average daily net assets for Class R2 shares, 0.98% of average daily net assets for Class R4 shares, and 0.73% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class.  In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund’s Board of Directors.

(5) The distributor of the Fund has contractually agreed through February 28, 2019 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares and to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 28, 2019 without the prior approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$659	$918	$1,196	$1,988	$659	$918	$1,196	$1,988
Class B	698	977	1,282	2,203	198	677	1,182	2,203
Class C	291	597	1,029	2,230	191	597	1,029	2,230
Class R	148	798	1,473	3,278	148	798	1,473	3,278
Class Z	88	281	490	1,093	88	281	490	1,093
Class R2	125	10,502	10,502	10,502	125	10,502	10,502	10,502
Class R4	100	10,502	10,502	10,502	100	10,502	10,502	10,502
Class R6	75	242	424	950	75	242	424	950

PGIM QMA MID-CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi101_SupplementTextBlock

Prudential Investment Portfolios, Inc. 10
PGIM QMA Mid-Cap Value Fund

Supplement dated June 22, 2018 to the Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2018, the Fund’s existing contractual cap on Fund expenses will be lowered and the management fee reduced. To reflect these changes, the Fund’s Summary Prospectus and Prospectus is hereby revised as follows, effective as of July 1, 2018:

1.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6(1)
Management fees	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
+ Distribution and service (12b-1) fees	0.30	1.00	1.00	0.75	None	0.25	None	None
+ Other expenses(2) Shareholder service fee Remainder of other expenses(2)	0.24 0.00 0.24	0.53 0.00 0.53	0.18 0.00 0.18	1.60 0.00 1.60	0.16 0.00 0.16	194.31 0.10(3) 194.21	194.42 0.10(3) 194.32	0.04 0.00 0.04
= Total annual Fund operating expenses	1.27	2.26	1.91	3.08	0.89	195.29	195.15	0.77
– Fee waiver and/or expense reimbursement	(0.14)	(0.31)	(0.03)	(1.63)	(0.03)	(194.06)	(194.17)	(0.04)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(4)(5)	1.13%	1.95%	1.88%	1.45%	0.86%	1.23%	0.98%	0.73%

(1) Formerly known as Class Q.

(2) Expense information in the table has been restated to reflect current fees.

(3) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.

(4) PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class B shares, 1.95% of average daily net assets for Class C shares, 1.45% of average daily net assets for Class R shares, 0.95% of average daily net assets for Class Z shares, 1.23% of average daily net assets for Class R2 shares, 0.98% of average daily net assets for Class R4 shares, and 0.73% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class.  In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund’s Board of Directors.

(5) The distributor of the Fund has contractually agreed through February 28, 2019 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares and to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 28, 2019 without the prior approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus, in the section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$659	$918	$1,196	$1,988	$659	$918	$1,196	$1,988
Class B	698	977	1,282	2,203	198	677	1,182	2,203
Class C	291	597	1,029	2,230	191	597	1,029	2,230
Class R	148	798	1,473	3,278	148	798	1,473	3,278
Class Z	88	281	490	1,093	88	281	490	1,093
Class R2	125	10,502	10,502	10,502	125	10,502	10,502	10,502
Class R4	100	10,502	10,502	10,502	100	10,502	10,502	10,502
Class R6	75	242	424	950	75	242	424	950

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020 February 28, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PGIM QMA MID-CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.24%	[1]
+ Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.27%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.13%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 659
3 Years	rr_ExpenseExampleYear03	918
5 Years	rr_ExpenseExampleYear05	1,196
10 Years	rr_ExpenseExampleYear10	1,988
1 Year	rr_ExpenseExampleNoRedemptionYear01	659
3 Years	rr_ExpenseExampleNoRedemptionYear03	918
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,196
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,988
PGIM QMA MID-CAP VALUE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.53%	[1]
+ Other expenses	rr_OtherExpensesOverAssets	0.53%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.95%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 698
3 Years	rr_ExpenseExampleYear03	977
5 Years	rr_ExpenseExampleYear05	1,282
10 Years	rr_ExpenseExampleYear10	2,203
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	677
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,182
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,203
PGIM QMA MID-CAP VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[1]
+ Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.91%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.88%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 291
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,029
10 Years	rr_ExpenseExampleYear10	2,230
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	597
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,029
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,230
PGIM QMA MID-CAP VALUE FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.60%	[1]
+ Other expenses	rr_OtherExpensesOverAssets	1.60%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.08%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 148
3 Years	rr_ExpenseExampleYear03	798
5 Years	rr_ExpenseExampleYear05	1,473
10 Years	rr_ExpenseExampleYear10	3,278
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	798
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,473
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,278
PGIM QMA MID-CAP VALUE FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.16%	[1]
+ Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.86%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	490
10 Years	rr_ExpenseExampleYear10	1,093
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	281
5 Years	rr_ExpenseExampleNoRedemptionYear05	490
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,093
PGIM QMA MID-CAP VALUE FUND | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.10%	[4]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	194.21%	[1]
+ Other expenses	rr_OtherExpensesOverAssets	194.31%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	195.29%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(194.06%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.23%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 125
3 Years	rr_ExpenseExampleYear03	10,502
5 Years	rr_ExpenseExampleYear05	10,502
10 Years	rr_ExpenseExampleYear10	10,502
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	10,502
5 Years	rr_ExpenseExampleNoRedemptionYear05	10,502
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,502
PGIM QMA MID-CAP VALUE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.10%	[4]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	194.32%	[1]
+ Other expenses	rr_OtherExpensesOverAssets	194.42%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	195.15%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(194.17%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.98%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	10,502
5 Years	rr_ExpenseExampleYear05	10,502
10 Years	rr_ExpenseExampleYear10	10,502
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	10,502
5 Years	rr_ExpenseExampleNoRedemptionYear05	10,502
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,502
PGIM QMA MID-CAP VALUE FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[5]
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	none	[5]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.04%	[1],[5]
+ Other expenses	rr_OtherExpensesOverAssets	0.04%	[1],[5]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.77%	[5]
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[5]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.73%	[2],[3],[5]
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	242
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	950
1 Year	rr_ExpenseExampleNoRedemptionYear01	75
3 Years	rr_ExpenseExampleNoRedemptionYear03	242
5 Years	rr_ExpenseExampleNoRedemptionYear05	424
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 950

[1]	Expense information in the table has been restated to reflect current fees.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class B shares, 1.95% of average daily net assets for Class C shares, 1.45% of average daily net assets for Class R shares, 0.95% of average daily net assets for Class Z shares, 1.23% of average daily net assets for Class R2 shares, 0.98% of average daily net assets for Class R4 shares, and 0.73% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund's Board of Directors.
[3]	The distributor of the Fund has contractually agreed through February 28, 2019 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares and to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 28, 2019 without the prior approval of the Fund’s Board of Directors.
[4]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[5]	Formerly known as Class Q.